Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Marketable Securities [Abstract]
Balance at January 1, 2014	$ 39,632	[1]
Purchases of marketable securities	11,740		11,384		17,992
Discount of marketable securities	(758)		(729)		(579)
Proceeds from maturity of marketable securities	(14,750)		(12,500)		(8,955)
Balance at December 31, 2014	$ 35,864	[1]	$ 39,632	[1]

[1]	Including accrued interest in the amount of US$ 391 thousand and US$ 339 thousand as of December 31, 2013 and 2014 respectively.